Accrued Expenses and Other Liabilities (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 393,740	$ 219,867
Other payable for leasehold improvements	1,428,073	119,535
Accrued professional service expenses	127,787	187,444
Other current liabilities	287,705	164,676
Total	$ 2,237,305	$ 691,522